UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number 811-21865

                               Nakoma Mutual Funds
               (Exact name of registrant as specified in charter)

                          525 Junction Road, Suite 8600
                                Madison, WI 53717
                    ----------------------------------------
                    (Address of principal executive offices)

                                Daniel S. Pickett
                         Nakoma Capital Management, LLC
                          525 Junction Road, Suite 8600
                                Madison, WI 53717
                    ----------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (608) 831-8814
                                                           --------------

                         Date of fiscal year end: May 31
                                                  ------

                   Date of reporting period: November 30, 2007
                                             -----------------

Item 1.  Reports to Stockholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

NAKOMA MUTUAL FUNDS



                               Semi-Annual Report

                                November 30, 2007

TABLE OF CONTENTS
================================================================================

Schedule of Investments ...................................................    1
Fees and Expense Example ..................................................    3
Statement of Assets and Liabilities .......................................    4
Statement of Operations ...................................................    5
Statement of Changes in Net Assets ........................................    6
Financial Highlights ......................................................    7
Notes to Financial Statements .............................................    8
Additional Notes ..........................................................   13
Additional Information ....................................................   14

                               NAKOMA MUTUAL FUNDS

SCHEDULE OF INVESTMENTS - November 30, 2007 (Unaudited)
================================================================================

--------------------------------------------------------------------------------
COMMON STOCKS-50.4%
--------------------------------------------------------------------------------

      Description                                       Shares       Value
--------------------------------------------------------------------------------
Consumer Discretionary - 4.6%
   Hotels, Restaurants & Leisure - 1.5%
     International Game Technology ................     23,380   $ 1,020,771
                                                                 -----------
   Specialty Retail - 1.5%
     Gap, Inc. ....................................     50,300     1,026,120
                                                                 -----------
   Textiles, Apparel & Luxury Goods - 1.6%
     Skechers USA, Inc., Class A (1) ..............     47,400     1,073,610
                                                                 -----------
                                                                   3,120,501
                                                                 -----------

Consumer Staples - 2.1%
   Food & Staples Retailing - 2.1%
     CVS Caremark Corp. ...........................     36,620     1,468,096
                                                                 -----------

Energy - 1.7%
   Oil, Gas & Consumable Fuels - 1.7%
     United States Natural Gas Fund LP (1)(4) .....     31,450     1,135,345
                                                                 -----------

Financials - 8.4%
   Capital Markets - 3.8%
     Affiliated Managers Group, Inc. (1) ..........     15,600     1,938,300
     AllianceBernstein Holdings LP ................      7,300       598,235
                                                                 -----------
                                                                   2,536,535
                                                                 -----------

   Diversified Financial Services - 3.2%
     CME Group, Inc. ..............................      1,500       987,900
     Portfolio Recovery Associates, Inc. (1) ......     30,220     1,217,262
                                                                 -----------
                                                                   2,205,162
                                                                 -----------

   Insurance - 1.4%
     Ambac Financial Group, Inc. ..................     36,100       983,003
                                                                 -----------
                                                                   5,724,700
                                                                 -----------

Health Care - 14.8%

   Health Care Equipment & Supplies - 5.0%
     Hologic, Inc. (1) ............................     34,940     2,319,666
     NuVasive, Inc. (1) ...........................     26,270     1,118,314
                                                                 -----------
                                                                   3,437,980
                                                                 -----------

   Health Care Provider & Services - 6.6%
     LHC Group, Inc. (1) ..........................     36,600       936,960
     Nighthawk Radiology Holdings, Inc. (1) .......     63,900     1,350,846
     UnitedHealth Group, Inc. .....................     40,690     2,237,949
                                                                 -----------
                                                                   4,525,755
                                                                 -----------

   Life Sciences Tools & Services - 3.2%
     Thermo Fisher Scientific, Inc. (1) ...........     38,640     2,227,210
                                                                 -----------
                                                                  10,190,945
                                                                 -----------

Industrials - 3.2%
   Aerospace & Defense - 3.2%
     Boeing Co. ...................................      9,100       842,114
     Taser International, Inc. (1) ................     94,510     1,324,085
                                                                 -----------
                                                                   2,166,199
                                                                 -----------

Information Technology - 12.8%
   Communications Equipment - 3.7%
     Cisco Systems, Inc. (1) ......................     33,930       950,719
     Corning, Inc. ................................     64,390     1,564,033
                                                                 -----------
                                                                   2,514,752
                                                                 -----------

  IT Services - 1.5%
     Alliance Data Systems Corp. (1) ..............     13,520     1,050,504
                                                                 -----------
   Semiconductors & Semiconductor Equipment - 4.6%
     Intel Corp. ..................................     58,600     1,528,288
     MEMC Electronic Materials, Inc. (1) ..........     20,950     1,625,301
                                                                 -----------
                                                                   3,153,589
                                                                 -----------

   Software - 3.0%
     Activision, Inc. (1) .........................     58,500     1,295,775
     Amdocs Ltd. (1) ..............................     23,380       773,644
                                                                 -----------
                                                                   2,069,419
                                                                 -----------
                                                                   8,788,264
                                                                 -----------
Telecommunication Services - 2.8%
   Diversified Telecommunication - 2.8%
     AT&T, Inc. ...................................     50,450     1,927,695
                                                                 -----------

TOTAL COMMON STOCKS
   (Cost $32,794,793) .............................               34,521,745
                                                                 -----------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS-47.2%
--------------------------------------------------------------------------------

UMB Bank Money Market
   Fiduciary, 3.058% (2)(3) ....................... 32,374,859    32,374,859
                                                                 -----------

Total Short-Term Investments
   (Cost $32,374,859) .............................               32,374,859
                                                                 -----------

Total Investments - 97.6%
   (Cost $65,169,652)                                             66,896,604
 ..................................................              -----------

Other Assets and Liabilities - 2.4% ...............                1,651,636
                                                                 -----------

Total Net Assets - 100.0% .........................              $68,544,630
                                                                 ===========

(1)   Non-income producing security.

(2) Variable rate security; the coupon rate represents the rate at November 30, 2007.

(3) As of the period ended November 30, 2007, 12,286,591 shares valued at $12,286,591 were held in a segregated account as collateral for securities sold short.

(4)   ETFs


    The accompanying notes are an integral part of the financial statements.

                               NAKOMA MUTUAL FUNDS

--------------------------------------------------------------------------------
SCHEDULE OF SECURITIES SOLD SHORT
--------------------------------------------------------------------------------

      Description                                       Shares       Value
--------------------------------------------------------------------------------
Consumer Discretionary
   Automobiles
     Harley-Davidson, Inc. ........................     14,600   $   701,092
     Winnebago Industries, Inc. ...................     31,570       679,386
                                                                 -----------
                                                                   1,380,478
                                                                 -----------

   Hotels, Restaurants & Leisure
     CBRL Group, Inc. .............................     23,830       797,352
     Dover Downs Gaming & Entertainment, Inc. .....     68,310       754,825
     Starbucks Corp. (1) ..........................     27,670       647,201
                                                                 -----------
                                                                   2,199,378
                                                                 -----------
   Household Durables
     Centex Corp. .................................     32,130       670,232
     Ethan Allen Interiors, Inc. ..................     21,030       600,618
     Mohawk Industries, Inc. (1) ..................     11,680       939,539
                                                                 -----------
                                                                   2,210,389
                                                                 -----------

   Multiline Retail
     Sears Holdings Corp. (1) .....................      8,200       865,182
                                                                 -----------
   Specialty Retail
     AutoZone, Inc. (1) ...........................      6,300       703,269
     Cabela's, Inc. (1) ...........................     38,760       641,090
     Sherwin Williams Co. .........................     13,410       842,550
                                                                 -----------
                                                                   2,186,909
                                                                 -----------

   Textiles, Apparel & Luxury Goods
    Luxottica Group S.p.A.- ADR ...................     22,000       733,040
                                                                 -----------
                                                                   9,575,376
                                                                 -----------

Energy
   Energy Equipment & Services
     ENSCO International, Inc. ....................     16,900       910,065
     Noble Corp. ..................................     17,700       922,701
                                                                 -----------
                                                                   1,832,766
                                                                 -----------

   Oil, Gas & Consumable Fuels
     ConocoPhillips ...............................     11,900       952,476
     Energy Select Sector SPDR Fund (4) ...........     13,600       999,192
     Oil Service HOLDRs Trust (4) .................      7,100     1,250,665
     Western Refining, Inc. .......................     14,400       416,160
                                                                 -----------
                                                                   3,618,493
                                                                 -----------
                                                                   5,451,259
                                                                 -----------

Financials
   Thrifts & Mortgage Finance
     FirstFed Financial Corp. (1) .................      6,200       217,125
                                                                 -----------
Industrials
   Commercial Services & Supplies
     ACCO Brands Corp. (1) ........................     38,290       639,826
                                                                 -----------
   Machinery
     Caterpillar, Inc. ............................     16,000     1,150,400
                                                                 -----------
                                                                   1,790,226
                                                                 -----------

Information Technology
   Communications Equipment
     Nortel Networks Corp. (1) ....................     43,300       729,172
                                                                 -----------

   Computers & Peripherals
     Apple, Inc. (1) ..............................      4,280       779,902
     Logitech International S.A. (1) ..............     14,300       486,629
                                                                 -----------
                                                                   1,266,531
                                                                 -----------
   Semiconductors & Semiconductor Equipment
     Applied Materials, Inc .......................     48,640       915,891
     Lam Research Corp. (1) .......................     21,290       976,146
     Novellus Systems, Inc. (1) ...................     37,470       974,595
     STMicroelectronics N.V .......................     17,500       266,350
                                                                 -----------
                                                                   3,132,982
                                                                 -----------
                                                                   5,128,685
                                                                 -----------

Telecommunication Services
   Wireless Telecommunication Services
     Sprint Nextel Corp. ..........................     51,370       797,262
                                                                 -----------

TOTAL SECURITIES SOLD SHORT
   Proceeds $25,278,657 ...........................              $22,959,933
                                                                 ===========

(1)   Non-income producing security.


(2) Variable rate security; the coupon rate represents the rate at November 30, 2007.

(3) As of the period ended November 30, 2007, 12,286,591 shares valued at $12,286,591 were held in a segregated account as collateral for securities sold short.

(4)   ETFs

    The accompanying notes are an integral part of the financial statements.

                               NAKOMA MUTUAL FUNDS

FEES AND EXPENSE EXAMPLE (Unaudited)
================================================================================

      Shareholders of the Fund incur two types of costs: (1) transaction costs and (2) operating costs, including management fees, distribution fees and other Fund expenses. The following Example is intended to help investors understand the operating costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the period June 1, 2007 through November 30, 2007.

Actual Expenses

      The first line of the table below provides information about actual account values and actual expenses for the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Divide your account value by $1,000, then multiply that result by the number in the "Actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

      The second line of the table below provides information about hypothetical account values and expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to the cost of investing in other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      The expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                Beginning      Ending Account
Nakoma Absolute Return Fund   Account Value         Value           Annualized          Expenses Paid
                              (Jun 1, 2007)    (Nov 30, 2007)    Expense Ratio (1)    During Period (2)
                              --------------   ---------------   ------------------   ------------------
Actual                          $1,000.00         $1,085.90           2.72%                $14.21

Hypothetical
(5% return before expenses)     $1,000.00         $1,011.38           2.72%                $13.70

(1) This ratio includes the dividend expense from securities sold short. Pursuant to an expense limitation agreement between the Adviser and the Fund, the Adviser has agreed to waive its fees and/or absorb Fund expenses to ensure that the Fund's total annual operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividends on securities sold short), taxes and extraordinary expenses, do not exceed 1.99% of the Fund's average daily net assets through December 15, 2008.

(2) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366. Information shown reflects values using the expense ratios for the period June 1, 2007 through November 30, 2007.

                               NAKOMA MUTUAL FUNDS

STATEMENT OF ASSETS AND LIABILITIES - November 30, 2007 (Unaudited)
================================================================================

                           NAKOMA ABSOLUTE RETURN FUND


Assets
     Investments, at value (cost $65,169,652)                                            $ 66,896,604
     Deposit at broker for securities sold short                                           24,693,775
     Interest and dividends receivable                                                         90,378
     Receivable for fund shares sold                                                          436,951
     Receivable for investments sold                                                          512,686
     Prepaid expenses                                                                          23,889
                                                                                         ------------
            Total assets                                                                 $ 92,654,283
                                                                                         ============

Liabilities
     Securities sold short, at value (proceeds of $25,278,657)                             22,959,933
     Payable for investments purchased                                                        888,027
     Dividends payable on securities sold short                                                81,452
     Payable to Investment Adviser                                                            122,331
     Accrued expenses and other liabilities                                                    57,910
                                                                                         ------------
            Total liabilities                                                              24,109,653
                                                                                         ------------
     Net Assets                                                                          $ 68,544,630
                                                                                         ============

Net Assets Consist of
     Paid in capital                                                                     $ 64,822,253
     Undistributed net investment income                                                      178,344
     Accumulated net realized loss on investments and securities sold short - net            (501,643)
     Net unrealized appreciation (depreciation) on:
            Investments                                                                     1,726,952
            Securities sold short                                                           2,318,724
                                                                                         ------------
     Net Assets                                                                          $ 68,544,630
                                                                                         ============

Net assets                                                                               $ 68,544,630
Shares outstanding (no par value, unlimited shares authorized)                              2,978,992

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
     (NET ASSETS/SHARES OUTSTANDING)                                                     $      23.01
                                                                                         ============

    The accompanying notes are an integral part of the financial statements.

                               NAKOMA MUTUAL FUNDS

STATEMENT OF OPERATIONS - For the Period Ended November 30, 2007  (Unaudited)
================================================================================

                           NAKOMA ABSOLUTE RETURN FUND


Investment Income
     Interest                                                                 $    507,500
     Dividends                                                                      56,189
                                                                              ------------
            Total investment income                                           $    563,689
                                                                              ------------

Operating Expenses
     Investment advisory fees                                                      246,614
     Professional fees                                                              34,895
     Transfer agent fees and expenses                                               25,550
     Fund administration and accounting fees                                        19,929
     Federal and state registration fees                                            13,653
     Reports to shareholders                                                         9,660
     Custody fees                                                                    8,047
     Trustees' fees and related expenses                                             7,281
     Other                                                                          17,155
                                                                              ------------
            Total operating expenses                                          $    382,784
                                                                              ------------
     Less expenses paid indirectly by the Investment Adviser                       (52,000)
     Dividend expense on securities sold short                                     122,021
                                                                              ------------
     Net expenses                                                                  452,805
                                                                              ------------
Net Investment Income                                                         $    110,884
                                                                              ------------

Realized and Unrealized Gain (Loss) On Investments
     Net realized gain (loss) on:
            Investments                                                           (175,954)
            Securities sold short                                                  (87,995)
            Change in unrealized appreciation on investments and securities
              sold short                                                         3,223,954
                                                                              ------------
     Net Realized/Unrealized Gain on Investments                              $  2,960,005
                                                                              ------------
Net Increase in Net Assets Resulting From Operations                          $  3,070,889
                                                                              ============

    The accompanying notes are an integral part of the financial statements.

                               NAKOMA MUTUAL FUNDS

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)
================================================================================

                           NAKOMA ABSOLUTE RETURN FUND


                                                                              For the         For the
                                                                            Period Ended    Period Ended
                                                                            Nov 30, 2007    May 31, 2007*
                                                                            ------------    -------------
Operations
     Net investment income                                                  $    110,884    $     62,645
     Net realized gain (loss) on:
         Investment securities                                                  (175,954)          8,845
         Securities sold short                                                   (87,995)       (246,539)
     Change in unrealized appreciation on investments and
       securities sold short                                                   3,223,954         821,722
                                                                            ------------    ------------
Net increase in net assets resulting from operations                        $  3,070,889    $    646,673
                                                                            ------------    ------------
Distributions to Shareholders
     Distributions to shareholders from net investment income                         --            (819)
     Distributions to shareholders from net realized gains                            --              --
                                                                            ------------    ------------
     Change in net assets resulting from distributions to shareholders                --            (819)
                                                                            ------------    ------------
Capital Share Transactions
     Proceeds from shares sold                                                49,428,034      15,961,998
     Reinvestment of distributions                                                    --             819
     Amounts paid for shares redeemed                                           (641,787)        (21,177)
                                                                            ------------    ------------
     Net increase in net assets resulting from capital share transactions     48,786,247      15,941,640
                                                                            ------------    ------------
Total Increase in Net Assets                                                  51,857,136      16,587,494
                                                                            ------------    ------------
Net Assets
     Beginning of period                                                      16,687,494         100,000
                                                                            ------------    ------------
     End of period                                                          $ 68,544,630    $ 16,687,494
                                                                            ============    ============

Accumulated undistributed net investment income                             $    178,344    $     67,460
                                                                            ============    ============

Capital Share Transactions
     Shares sold                                                               2,220,065         783,605
     Shares issued in reinvestment of distributions                                                   41
     Shares redeemed                                                             (28,706)         (1,013)
                                                                            ------------    ------------
     Net increase from capital share transactions                              2,191,359         782,633
                                                                            ------------    ------------
     Shares outstanding, beginning of period                                     787,633           5,000
                                                                            ------------    ------------
     Shares outstanding, end of period                                         2,978,992         787,633
                                                                            ============    ============

* Fund commenced operations in August 23, 2006. Fund began investing in line with its investment objectives on December 18, 2006.

    The accompanying notes are an integral part of the financial statements.

                               NAKOMA MUTUAL FUNDS

FINANCIAL HIGHLIGHTS (Unaudited)
================================================================================
Selected Per Share Data for the Period Presented

                           NAKOMA ABSOLUTE RETURN FUND


                                                                                   For the Period     For the Period
                                                                                       Ended              Ended
                                                                                    Nov 30, 2007      May 31, 2007*
                                                                                   --------------     --------------
Net Asset Value, Beginning of Period                                               $        21.19     $        20.00

Income From Investment Operations
     Investment Income                                                                      (0.03)              0.11
     Net realized and unrealized gain on investments and securities sold short               1.85               1.11
                                                                                   --------------     --------------

             Total income from investment operations                                         1.82               1.22
                                                                                   --------------     --------------
Less Distributions
     Dividends from net investment income                                                      --              (0.03)
                                                                                   --------------     --------------
Net Asset Value, End of Period                                                     $        23.01     $        21.19
                                                                                   ==============     ==============

Total Return(1)(2)                                                                           8.59%              5.95%(3)

Supplemental Data and Ratios
     Net assets, end of period (in thousands)                                      $       68,545     $       16,687
     Ratio of expenses to average net assets, excluding dividends on                         1.99%              1.99%
       securities sold short, net of waived fees(4)(5)
     Ratio of dividend expense on securities sold short to average net assets(5)             0.73%              0.46%
     Ratio of expenses to average net assets, including dividend expense
       on securities sold short, net of waived fees(4)(5)                                    2.72%              2.45%
     Ratio of gross expenses to average net assets, gross fees(5)                            3.04%              5.73%
     Ratio of net investment income to average net assets, net of waived fees(4)             0.67%              1.41%
     Ratio of net investment income to average net assets, gross fees                        0.35%             (1.87)%
     Portfolio turnover rate - long positions, excluding short positions(2)                   144%                18%

(1) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(2)   Not annualized.

(3) Represents performance beginning on the first day of security trading (December 18, 2006).

(4) Reflects the Adviser's waiver of a portion of its management fees and/or other operating expenses.

(5)   Annualized.

* Fund commenced operations in August 23, 2006. Fund began investing in line with its investment objectives on December 18, 2006.

    The accompanying notes are an integral part of the financial statements.

                               NAKOMA MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS - November 30, 2007 (Unaudited)
================================================================================

NOTE 1 - ORGANIZATION MATTERS

      The Nakoma Absolute Return Fund (the "Fund") is a series of Nakoma Mutual Funds (the "Trust"), an open-end, diversified management investment company, organized as a statutory trust in Delaware and registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund commenced operations on August 23, 2006. The Fund commenced investing in line with its investment objectives on December 18, 2006. The investment adviser to the Fund is Nakoma Capital Management LLC (the "Adviser"), which is registered as an investment adviser with the SEC.

      The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. The Fund currently offers one class of shares of common stock. The Fund may offer additional classes of shares in the future. Each share represents a proportionate interest in the Fund's assets. All shares have the same voting and other rights and preferences. The shares have noncumulative voting rights.

      The investment objective of the Fund is to seek absolute returns with low volatility independent of equity market conditions. The Fund seeks to implement an "expectations" investment strategy in taking long and short positions in securities. It will invest primarily in equity securities traded in U.S. markets--taking long positions in companies where the Adviser believes operating results will exceed investor's expectations, and establishing short positions in companies that the Adviser believes will disappoint or as hedged offsets to long positions.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Securities Valuation

      Securities and other assets will normally be valued as of the close of regular trading (4:00 P.M. Eastern Time) on each day the New York Stock Exchange (the "NYSE") is open for trading. Common stocks listed on national securities exchanges are valued at the last sale price on the securities exchange on which such securities are primarily traded or at last sale price on the national securities market. Securities traded on the NASDAQ National Market or the NASDAQ Small Cap Market (collectively, "NASDAQ-traded securities") are valued at the NASDAQ Official Closing Price ("NOCP"). Exchange-traded securities for which there were no transactions and NASDAQ-traded securities for which there is no NOCP are valued at the current bid prices for longs and current asked prices for shorts on such exchanges. Unlisted securities held by the Fund that are not included in the NASDAQ Stock Market are valued at the average of the quoted bid and asked prices in the over-the-counter market.

      Securities and other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith by the Adviser under procedures established by the Fund's Board of Trustees (the "Board"). Short-term investments maturing in less than 60 days are valued at amortized cost unless the Board determines that this method does not represent fair value, if their original maturity was 60 days or less, or by amortizing the value as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. During the period ended November 30, 2007, the Fund has not traded in any securities for which market quotations were not readily available.

      The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. During the period ended November 30, 2007, the Fund has not traded in any such securities.

                               NAKOMA MUTUAL FUNDS

================================================================================

Short Sales

      The Fund may sell a security it does not own in anticipation of a decline in the value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale. Cash received from short sales is maintained by brokers and is used to meet margin requirements for short calls. It is included as "Deposit at broker for securities sold short" on the Statement of Assets & Liabilities.

Securities Transactions

      Pricing is completed each day based upon closing security prices received from one or more authorized independent pricing services. If any security prices are not provided by independent pricing services, prices are obtained manually in accordance with the Fund's pricing policies and procedures.

Distributions

      The Fund's income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Certain dividend income may be reported to shareholders as "qualified dividend income," which is generally subject to reduced rates of taxation. However, because the principal investment goal of the Fund is to invest in both long and short positions in equity securities, it is anticipated that a smaller portion of the income dividends paid to shareholders by the Fund will be qualified dividend income eligible for taxation by individuals at long-term capital gain rates than if the Fund invested in only long positions in equity securities. Net realized long-term capital gains are paid to shareholders as capital gains distributions, regardless of how long shares of the Fund have been held by the shareholder. Shareholders have two distribution options: (1) automatic reinvestment of both dividend and capital gains distributions in additional shares of the Fund, or (2) both dividend and capital gains distributions are paid in cash.

Commitments and Contingencies

      In the normal course of business, the Fund enters into contracts that provide general indemnification to other parties. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Federal Income Taxes

      The Fund intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"), and distribute all of its taxable income to its shareholders. Therefore, no provision has been recorded for federal income or excise taxes.

      The character of distributions made during the year from net investment loss or net realized gain may differ from the character for federal income tax purposes due to differences in the recognition of income expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature.

Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains differ from the characterization for Federal income tax purposes due to differences in the recognition of income, expense or gain items for financial statement and tax purposes. Distributions are recorded on the ex-dividend date. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted. For the fiscal period ended May 31, 2007, $5,634 was reclassified from paid-in capital to accumulated undistributed net investment income as a result of these permanent differences.

                                 NAKOMA MUTUAL FUNDS

================================================================================

Use of Estimates

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation

      The net asset value per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund's shares will not be priced on the days on which the NYSE is closed for trading.

Other

      Investment transactions are accounted for on a trade date basis. Dividend income and dividend expense are recorded on the ex-dividend date, and interest income is recognized on an accrual basis. Net realized gains and losses on securities are computed on the basis of specific security lot identifications.

NOTE 3 - INVESTMENT PORTFOLIO TRANSACTIONS

      Purchases and sales of long investments, other than short-term securities, for the Fund for the period ended November 30, 2007, are as follows:

              Other than U.S.                   U.S. Government
           Government Securities                  Securities

          Purchases          Sales          Purchases        Sales
        -------------   -------------     -------------   -------------
        $  33,144,109   $   8,607,000     $          --   $          --

NOTE 4 - INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser

      Nakoma Capital Management LLC is the Trust's investment adviser. An advisory agreement with the Adviser was in effect during the period ended November 30, 2007. Pursuant to this agreement, the Adviser directs the purchase or sale of investment securities in the day-to-day management of the Fund's investment portfolios, subject to policies adopted by the Fund's Board. The Adviser is also responsible for providing investment research and portfolio management services, and selecting the brokers who execute the Fund's portfolio transactions.

      The Fund pays the Adviser an annual fee equal to 1.50% of the Fund's average daily net assets, computed and paid monthly according to the terms of the advisory agreement. For the fiscal period ended November 30, 2007, the Adviser earned a fee of $246,614 before the reimbursement described below. Pursuant to a separate expense limitation agreement between the Adviser and the Fund, the Adviser has agreed to waive its fees and/or reimburse expenses of the Fund to ensure that the Fund's total annual operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividends on securities sold short), taxes and extraordinary expenses, do not exceed 1.99% of the Fund's average daily net assets through December 15, 2008. Under the terms of the expense limitation agreement, the Adviser may request a reimbursement of any advisory fees waived or reduced or payment of expenses made by the Adviser within three years following the year to which the waiver, reduction or payment related if the Fund's expenses are less than the above limit agreed to by the Fund. Any such reimbursement request requires Board review and approval. The waived fees related to operating expenses subject to recovery at May 31, 2007 and November 30, 2007, were as follows:

                               NAKOMA MUTUAL FUNDS

================================================================================

         Amount
        --------
        $145,458    Reimbursement request expires May 31, 2010
        $ 52,000    Reimbursement request expires November 30, 2010

Officers and Trustees

      Certain officers and trustees of the Trust are affiliated with the Adviser. None of these individuals receives a fee from the Trust for serving as an officer or trustee. The fees and expenses of the independent trustees allocated to the Fund are reflected in the Fund's Statement of Operations. The independent trustees' remuneration for the Fund totaled $8,000 for the period ended November 30, 2007.

NOTE 5 - TAX INFORMATION

      At November 30, 2007, the cost of securities and proceeds from securities sold short, on a tax basis and gross unrealized appreciation and depreciation on investments and securities sold short for Federal income tax purposes were as follows:

        Cost of investments                              $  65.257,435
                                                         =============
        Proceeds from securities sold short              $ (25,047,294)
                                                         =============

        Unrealized appreciation                          $   5,127,318
        Unrealized depreciation                             (1,400,788)
                                                         -------------

        Net unrealized appreciation on investments and
          securities sold short                          $   3,726,530
                                                         =============

The difference between cost amounts for financial statement and Federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

      The tax character of distributions paid during the fiscal year ended May 31, 2007, was as follows:

                        Ordinary income               $ 819
                        Net long-term capital gains      --
                                                      -----
                        Total distributions           $ 819
                                                      =====

      As of May 31, 2007, the components of accumulated earnings on a tax basis were as follows:

        Undistributed ordinary income                $      67,460
        Undistributed long-term gains                           --
                                                     -------------
        Tax accumulated earnings                            67,460
        Accumulated capital and other losses              (221,815)
        Unrealized appreciation on investments and
          securities sold short                            805,843
                                                     -------------
        Total accumulated earnings                   $     651,488
                                                     =============

      As of May 31, 2007, the Fund had $221,815 of post-October losses, which are deferred until June 1, 2007, for tax purposes. Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund's taxable year.

                               NAKOMA MUTUAL FUNDS

================================================================================

NOTE 6 - RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

      Effective June 29, 2007, the Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes", a clarification of FASB Statement No. 109, Accounting for Income Taxes. FIN 48 establishes financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return. The adoption of FIN 48 had no impact on the fund's net assets or results of operations.

      In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurement ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes frameworks for measuring fair value and expands disclosures about fair value measurements. Management has recently begun to evaluate the application of SFAS 157 on the Fund and has not, at this time, quantified the effect, if any, resulting from the adoption of this Interpretation on the Fund's financial statements.

      In addition, in February 2007, FASB issued "Statement of Financial Accounting Standard No. 159, The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), which is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. Management has recently begun to evaluate the application of the Statement to the Fund, and is not in a position at this time to evaluate the significance of its impact, if any, on the Funds' financial statements.

NOTE 7 - BENEFICIAL OWNERSHIP

      The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates a presumption of control under
Section 2(a)(9) of the 1940 Act. As of November 30, 2007, the Associated Trust Co., and Charles Schwab & Co., Inc., for the benefit of its customers, owned 37% and 30% of the Fund respectively.

NOTE 8 - MARGIN BORROWING AGREEMENT

      The Fund has a margin account with its prime broker, Banc of America Securities, under which the Fund may borrow against the value of its securities, subject to regulatory limitation. Interest accrues at the federal funds rate plus 0.70% (5.20% on November 30, 2007). Interest is accrued daily and paid monthly. The Fund held a deposit of $24,693,775 with the broker for securities sold short at November 30, 2007.

      The Fund is exposed to credit risk from its prime broker who effects transactions and extends credit pursuant to a prime brokerage agreement. The Adviser attempts to minimize the Fund's credit risk by monitoring credit exposure and the credit worthiness of the prime broker.

                               NAKOMA MUTUAL FUNDS

ADDITIONAL NOTES (Unaudited)
================================================================================

NOTE 9 - PROXY VOTING (Unaudited)

      The Board has delegated the authority to vote proxies related to the portfolio securities held by the Fund to the Adviser in accordance with the Proxy Voting Guidelines and Procedures (the "Proxy Policies") adopted by the Adviser. A description of these Proxy Policies is available (i) without charge, upon request, by calling the Fund toll-free at 1-866-662-5662, and (ii) on the SEC's website at www.sec.gov.

      The Fund's proxy voting record for the most recent 12-month period ended June 30, 2007, is available (i) without charge, upon request, by calling the Fund toll-free at 1-866-662-5662, and (ii) on the SEC's website at www.sec.gov.

NOTE 10 - QUARTERLY PORTFOLIO DISCLOSURES (Unaudited)

      The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available (i) without charge, upon request, by calling the Fund toll-free at 1-866-662-5662, (ii) on the SEC's website at www.sec.gov., and (iii) to review and copy at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOTE 11 - SHAREHOLDER TAX INFORMATION (Unaudited)

      For the  period  ended May 31,  2007,  32.24% of  dividends  paid from net
investment  income  including  short-term  capital  gains,   qualifies  for  the
dividends received deduction available to corporate shareholders of the Fund.

      For the  period  ended May 31,  2007,  31.23% of  dividends  paid from net
investment  income,   including  short-term  capital  gains  from  the  Fund  is designated as qualified dividend income.

                               NAKOMA MUTUAL FUNDS

ADDITIONAL INFORMATION
================================================================================

TRUSTEES AND OFFICERS

Dan Pickett               Chairman, President, Trustee
Marla Ahlgrimm, R.Ph.     Trustee
John Feldt                Trustee
Antonio Mello             Trustee
Tom Poehling              Trustee
Mark Fedenia              VP of Investments, Trustee
Robyn Rannow              Secretary, Treasurer, Chief Compliance Officer, AML
                            Officer


SYMBOL                    NARFX


ADMINISTRATOR / TRANSFER
AGENT / FUND ACCOUNTANT                  INVESTMENT ADVISER

UMB Fund Services, Inc.                  Nakoma Capital Management LLC
803 West Michigan Street                 525 Junction Road Suite 8600
Milwaukee, Wisconsin 53233               Madison, Wisconsin 53717
                                         www.nakomacapital.com
                                         www.nakomafunds.com


DISTRIBUTOR                              LEGAL COUNSEL

UMB Distribution Services, LLC           Godfrey & Kahn S.C.
803 West Michigan Street                 780 North Water Street
Milwaukee, Wisconsin 53233               Milwaukee, WI 53202
1-866-662-5662


INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                   CUSTODIAN

Cohen Fund Audit Services, Ltd.          UMB Bank, n.a.
800 Westpoint Parkway Suite 1100         928 Grand Boulevard 10th Floor
Westlake, Ohio 44145-1594                Kansas City, Missouri 64106


This report is intended only for the information of shareholders or those who have received the Fund's prospectus, which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

                The Nakoma Absolute Return Fund is distributed by
                        UMB Distribution Services, LLC.

Item 2. Code of Ethics

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Included as part of the report to shareholders filed under item 1 of this Form N-CSR

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 11. Controls and Procedures

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the "Disclosure Controls") as of a date within 90 days of the filing date (the "Filing Date") of this Form N-CSR (the "Report"), the registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information that is required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant's management, including the registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosures.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30 a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1) Not applicable.

   (2) Certifications for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are filed herewith.

(b) Certifications required by Rule 30a-2 (b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2 (b)) are filed herewith.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nakoma Mutual Funds

/s/ Daniel S. Pickett
----------------------------------
Daniel S. Pickett
President
February 6, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Daniel S. Pickett
------------------------------------
Daniel S. Pickett
President
(Principal Executive and Principal Financial Officer)
February 6, 2008